Redeemable Convertible Preferred Stock and Warrants - Narrative (Detail) - USD ($)		1 Months Ended					9 Months Ended		12 Months Ended
	Jun. 22, 2015	Aug. 31, 2014	Mar. 31, 2013	Sep. 30, 2012	Apr. 30, 2012	Jun. 30, 2011	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Aug. 31, 2009
Temporary Equity [Line Items]
Issued warrant to purchase									1,954,992	2,302,560		1,954,992	347,568
Fair value of the warrants													$ 30,000
Exercised warrants share amount		347,568
Fair value of the warrants		$ 100,000					$ 0	$ 75,000	$ 75,000	$ 0	$ 0
Class B, Common Stock Warrant [Member]
Temporary Equity [Line Items]
Warrants outstanding (in shares)							425,643
Exercise price of warrants (in dollars per share)								$ 0.67
Series B [Member]
Temporary Equity [Line Items]
Issued warrant to purchase						277,992
Fair value of the warrants						$ 25,000
Warrants exercised date						Jun. 30, 2018
Warrants exercised (in shares)	277,992
Shares issued (in shares)	274,992
Warrants forfeited (in shares)	3,000
Series C [Member]
Temporary Equity [Line Items]
Issued warrant to purchase				1,272,000	1,272,000
Fair value of the warrants				$ 400,000	$ 10,000
Warrants exercised (in shares)	1,251,357
Shares issued (in shares)	1,210,591
Warrants forfeited (in shares)	40,766
Series C [Member] | Scenario One [Member]
Temporary Equity [Line Items]
Warrants exercised date									Sep. 30, 2019
Series C [Member] | Scenario Two [Member]
Temporary Equity [Line Items]
Warrants exercised date									Apr. 30, 2019
Series C Preferred Stock - September 2012 - Group Two [Member]
Temporary Equity [Line Items]
Issued warrant to purchase			1,215,000
Fair value of the warrants			$ 200,000
Warrants exercised (in shares)			1,620,000